                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors LLC
                                         2020 Calamos Court,
                                         Naperville, Illinois
                                         60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2006

DATE OF REPORTING PERIOD:  January 1, 2006 through June 30, 2006


ITEM 1. REPORT TO SHAREHOLDERS.

                      CALAMOS(R) GROWTH AND INCOME PORTFOLIO

                        SEMIANNUAL REPORT JUNE 30, 2006


                                                      [CALAMOS INVESTMENTS LOGO]

                               Table of Contents

Chairman's Letter ........................      1
Performance and Portfolio Information ....      4
Expense Overview .........................      5
Schedule of Investments ..................      6
Statement of Assets and Liabilities ......      9
Statement of Operations ..................     10
Statement of Changes in Net Assets .......     11
Notes to Financial Statements ............     12
Financial Highlights .....................     17
Report of Independent Registered Public
  Accounting Firm ........................     18
Trustee Approval of Management
  Agreement ..............................     20

Chairman's Letter

[PHOTO OF CONTRACT OWNER]

Dear Contract Owner:

This report covers the six-month period ended June 30, 2006, for Calamos Growth and Income Portfolio. For the period, the Portfolio delivered a total return of 1.42%, which compares to the 2.71% return of the S&P 500 Index[1] and the 2.90% return of the Value Line Convertible Index.[2]

The Portfolio takes a defensive approach to equity participation, offering investors the potential for significant long-term total return. In effect, the Portfolio seeks to participate in the long-term upward trend of equity markets, but with the added income benefit--and potential downside protection--afforded by its convertible securities. Based on its combination of stocks and convertible securities, the Portfolio has the capacity to generate capital gains as well as income, taking advantage of its flexibility to manage risk and reward over the full course of a market cycle. Because convertible bonds tend to follow the movements of their companies' stocks more so than traditional fixed-income securities, the Portfolio can be viewed as having substantial equity sensitivity, yet with income potential. In addition, convertible bonds provide potential downside protection during times of stock market volatility. In fact, this latter characteristic served a role in cushioning the Portfolio during the volatile second calendar quarter of 2006.

During the first and second quarters of 2006, the stock market followed a seesaw pattern. The first quarter suggested the continuation of the mid-cycle growth economy, and the market as well as the Portfolio rose consistent with that view. However, the seesaw abruptly headed back down the second quarter as the Federal Reserve's comments seemed to cause investors to question the prospect for continued growth and ponder the likelihood of inflation leading to a recession.

Despite the recent downturn in the markets, we believe the economic backdrop remains positive. First-quarter earning reports were stronger than forecasted. President Bush signed a tax bill extending lower rates on dividends and capital gains through 2010, a move that we believe favors capital formation and access while lowering capital costs. Corporate cash flows and balance sheets are at the best levels we've seen in a generation. GDP growth remains above average while unemployment is below average. The market trades at about 15 times earnings--so is reasonably valued--while interest rates are still relatively low. All these factors are positive for the equity markets. In our opinion, a small uptick in inflation should not derail the economy.

Within the Portfolio, we stuck to our major investment themes during the period. Looking for productivity enhancers, global connectivity and supply-side business models, we positioned our strategies for growth. While this stance was beneficial to performance during the first quarter of 2006, our weighting in growth stocks hurt us in the second quarter as a "flight to quality" drove investors to securities they perceived to have more defensive characteristics.

In a tumultuous quarter, during which the markets reacted impetuously to suggestions of inflation and fears of continued rising interest rates, convertible bonds showed the benefits of their hybrid nature, helping to protect on the downside. Whereas convertibles exhibited stock-like performance in the strong-performing first quarter of 2006, their

                                                   Growth and Income Portfolio
                                           Chairman's Letter SEMIANNUAL REPORT 1

Chairman's Letter

bond attributes enabled them to behave more defensively in the second quarter, staying ahead of the equity market. The Value Line Convertible Index was down 1.17% for the second quarter, compared with an S&P 500 Index decline of 1.44%.

In the convertible space, we believe additional positive changes are occurring. First, issuance levels are better, roughly offsetting redemptions so far in 2006, unlike recent years that have seen net redemptions. In the past two months, there has been more new issuance than the entire first calendar quarter. Perhaps even more importantly, the new issuance has offered better terms and average size to investors, providing more opportunities. In addition, the convertible valuation gap, which reached historic lows in the middle of 2005, is narrowing. Convertibles continue to grow toward fair value and while they remain undervalued, we see unique buying opportunities. We believe the risk/reward balance of convertible bonds remains attractive, and the Fund is positioned to benefit from the unique characteristics of these securities.

With regard to performance, our bias toward larger-cap, more stable names proved beneficial as these companies were better able to resist the second-quarter downdraft. Our favoring of equity-sensitive names also helped overall. From a sector standpoint, our railroad and construction/engineering names in the Industrials sector had a positive impact on performance, as did security selection within the Health Care sector; for the most part our biotechnology and pharmaceutical names have a convertible structure, which provided downside insulation. An overweight position in the Energy sector also delivered gains.

Growth-oriented stocks linked to the economy's performance saw the biggest losses during the second quarter. The Financials sector, for example, had a particularly bad second quarter as many companies within that sector are sensitive to equity market movements.
Information Technology, which is also levered to economic growth, struggled second quarter as well. Given this backdrop, our equity holdings were not immune to the effects of these downturns and our overweighting and security selection in Information Technology hurt performance.

Although the Technology sector was down in the second quarter, we think of it as a bump in the road for a sector that we believe has tremendous momentum in its favor due to the simple fact that people want access to everything, anywhere, anytime. Here are a few of the near- and long-term drivers related to technology that we believe warrant a strong presence in this sector:

      - Demand continues to accelerate for the latest wireless and consumer electronics gadgets such as HDTV, DVR and GPS, which in turn is driving demand for semiconductors, memory and display technology integral to these products.

      - The continuing rollout of broadband and business upgrades to Internet Protocol (IP) are driving increased spending by telecom, cable and satellite companies as they upgrade their infrastructure.

      - Increased global Internet usage and broadband penetration are driving higher Internet advertising and demand for new online services, such as search engines, on-demand video and Voice over Internet Protocol (VoIP).

      - Businesses continue to invest in new software tools to manage and analyze vast amounts of data.

In terms of overall positioning, we've increased our equity exposure, but we're accomplishing this by incorporating larger caps that provide stable cash generation. The Portfolio's higher exposure to higher-quality, larger-capitalized holdings reflects our move into more stable growth prospects as the U.S. economic cycle ages. It is also important to note that we believe U.S. large-cap growth stocks offer the best relative valuation opportunity in a generation. Specifically, we are looking for businesses that are tapped into themes such as:

   -  The surging global need to outsource or significantly enhance productivity

   -  Global connectivity

   -  Global media and entertainment

   -  Supply-side business models

  Growth and Income Portfolio
2 SEMIANNUAL REPORT Chairman's Letter

                                                               Chairman's Letter

   -  Global demographic and wealth shifts

   -  Energy and commodity dislocations

   -  The global march towards democracy and global trade

Within our convertible strategy, we're taking advantage of the renewed volatility by increasing our exposure to equity sensitivity. We're also using synthetic convertible positions, pairings of stock and bond positions that mimic convertibles, to offset the redemptions in the market and provide the Portfolio with what we consider to be attractive balances between risk and reward. While valuations within the convertible market have improved year-to-date, we believe that convertible bonds remain undervalued and offer excellent opportunities.

To summarize, we are confident in the positioning of our holdings. We remain positioned for an economy in the mid-phase of the economic cycle. We believe valuations of growth-oriented companies are compelling as earnings continue to be strong and global economies are on a solid footing. In our opinion, this phase has the potential to produce a double positive: increasing earnings can lead to higher stock prices and some PE expansion, which could increase stock prices even further. We also believe an eventual halt to the Fed's interest rate hikes will serve as a catalyst for positive market action.

Although market corrections seem daunting in the near term, we believe their impact will be short lived as the global economic expansion marches on. In fact, such seesawing market movements make us even more steadfast in our determination not to attempt rash market timing. Our strategy has always been to position our portfolios before an event rather than to wait for an event and chase after it. Since we know it is impossible to time the upside breakout, we will maintain our positioning, letting the current volatility run its course. Our outlook remains positive and we believe our patience during this difficult period will benefit us in the long term.

We thank you for your continued support of Calamos Growth and Income Portfolio.

Sincerely,

/s/ John P. Calamos, Sr.
-------------------------
JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer
Calamos Advisors LLC

This report is presented for informational purposes and should not be considered investment advice.

Indexes are unmanaged and returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. Investors cannot invest directly in an index

-----------
(1)The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

(2)The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 99% of the U.S. convertible securities market.
Source: Russell/Mellon Analytical Services.

                                                 Growth and Income Portfolio
                                          Chairman's Letter SEMIANNUAL REPORT 3

PERFORMANCE AND PORTFOLIO INFORMATION

AVERAGE ANNUAL TOTAL RETURN* AS OF 6/30/2006

                                                         SINCE INCEPTION
1 YEAR          3 YEARS                 5 YEARS        (5/19/1999-6/30/2006)
 9.19%          10.31%                   7.36%                8.64%

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns are net of all fees and expenses incurred by the Portfolio.

----------
* Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions. Returns do not reflect sales charges, expenses and fees assessed in connection with the variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

GROWTH OF $10,000

Based on a hypothetical
investment made in the Fund

- Calamos Growth and
  Income Portfolio

 - S&P 500 Index - Divs
   Reinvested*

- Value Line Convertible
  Bond Index*

from 5/19/99 through 6/30/06

[GRAPH]

GROWTH OF $10,000
CVXW CALAMOS GROWTH AND INCOME PORTFOLIO
INCEPTION TO DATE
     6/30/2006

                                               S&P 500 Index                            Value Line Convertible
Date             No Load                      Divs Reinvested                               Bond Index
 05/19/99       10,000.00
 05/31/99        9,860.00               05/31/99           10,000.00               05/31/99            10,000.00
 06/30/99       10,290.00               06/30/99           10,554.98               06/30/99            10,196.30
 07/31/99       10,140.00               07/31/99           10,225.40               07/31/99            10,196.30
 08/31/99       10,150.00               08/31/99           10,174.81               08/31/99            10,093.62
 09/30/99       10,060.00               09/30/99            9,895.88               09/30/99            10,093.02
 10/31/99       10,450.00               10/31/99           10,522.10               10/31/99            10,246.84
 11/30/99       11,040.00               11/30/99           10,735.99               11/30/99            10,650.66
 12/31/99       12,319.40               12/31/99           11,368.30               12/31/99            11,129.09
 01/31/00       11,904.71               01/31/00           10,797.13               01/31/00            11,226.73
 02/29/00       12,764.44               02/29/00           10,592.75               02/29/00            11,682.96
 03/31/00       12,856.12               03/31/00           11,629.02               03/31/00            11,896.76
 04/30/00       12,541.57               04/30/00           11,279.15               04/30/00            10,789.05
 05/31/00       12,105.25               05/31/00           11,047.74               05/31/00            10,631.04
 06/30/00       12,797.25               06/30/00           11,320.10               06/30/00            11,247.64
 07/31/00       12,684.54               07/31/00           11,143.17               07/31/00            10,960.86
 08/31/00       13,739.88               08/31/00           11,835.27               08/31/00            11,454.95
 09/30/00       13,698.33               09/30/00           11,210.45               09/30/00            11,298.17
 10/31/00       13,173.45               10/31/00           11,163.05               10/31/00            10,663.68
 11/30/00       12,383.23               11/30/00           10,282.96               11/30/00            10,130.89
 12/31/00       13,023.44               12/31/00           10,333.29               12/31/00             9,982.70
 01/31/01       13,118.74               01/31/01           10,699.91               01/31/01            10,774.99
 02/28/01       12,610.50               02/28/01            9,724.27               02/28/01            10,506.01
 03/31/01       12,272.18               03/31/01            9,108.24               03/31/01             9,768.48
 04/30/01       12,688.37               04/30/01            9,816.04               04/30/01            10,432.74
 05/31/01       12,763.07               05/31/01            9,881.80               05/31/01            10,718.60
 06/30/01       12,644.45               06/30/01            9,641.29               06/30/01            10,584.62
 07/31/01       12,579.88               07/31/01            9,546.38               07/31/01            10,395.50
 08/31/01       12,396.94               08/31/01            8,948.76               08/31/01            10,300.29
 09/30/01       11,571.60               09/30/01            8,226.13               09/30/01             9,581.21
 10/31/01       11,669.30               10/31/01            8,382.99               10/31/01             9,727.81
 11/30/01       12,157.78               11/30/01            9,026.02               11/30/01            10,111.47
 12/31/01       12,388.96               12/31/01            9,105.09               12/31/01            10,239.16
 01/31/02       12,454.80               01/31/02            8,972.22               01/31/02            10,263.73
 02/28/02       12,312.15               02/28/02            8,799.19               02/28/02             9,967.11
 03/31/02       12,699.23               03/31/02            9,130.12               03/31/02            10,320.94
 04/30/02       12,831.86               04/30/02            8,576.58               04/30/02            10,202.25
 05/31/02       12,975.54               05/31/02            8,513.40               05/31/02            10,123.70
 06/30/02       12,392.56               06/30/02            7,906.99               06/30/02             9,584.10
 07/31/02       11,679.96               07/31/02            7,290.77               07/31/02             9,016.72
 08/31/02       11,869.24               08/31/02            7,338.47               08/31/02             9,120.42
 09/30/02       11,317.68               09/30/02            6,540.93               09/30/02             8,896.97
 10/31/02       11,520.18               10/31/02            7,116.64               10/31/02             9,092.70
 11/30/02       12,195.19               11/30/02            7,535.52               11/30/02             9,580.07
 12/31/02       11,881.42               12/31/02            7,092.82               12/31/02             9,725.68
 01/31/03       12,006.36               01/31/03            6,907.02               01/31/03            10,007.73
 02/28/03       11,926.85               02/28/03            6,803.38               02/28/03            10,011.73
 03/31/03       11,954.30               03/31/03            6,869.44               03/31/03            10,176.93
 04/30/03       12,687.13               04/30/03            7,435.28               04/30/03            10,680.68
 05/31/03       13,328.36               05/31/03            7,827.02               05/31/03            11,119.66
 06/30/03       13,439.28               06/30/03            7,926.87               06/30/03            11,269.78
 07/31/03       13,520.17               07/31/03            8,066.63               07/31/03            11,477.14
 08/31/03       13,762.84               08/31/03            8,223.95               08/31/03            11,400.24
 09/30/03       13,743.83               09/30/03            8,136.61               09/30/03            11,254.32
 10/31/03       14,301.95               10/31/03            8,596.90               10/31/03            11,541.30
 11/30/03       14,650.78               11/30/03            8,672.54               11/30/03            11,713.27
 12/31/03       14,941.47               12/31/03            9,127.37               12/31/03            12,081.07
 01/31/04       15,504.41               01/31/04            9,294.90               01/31/04            12,298.53
 02/29/04       15,609.96               02/29/04            9,424.09               02/29/04            12,387.08
 03/31/04       15,574.38               03/31/04            9,281.92               03/31/04            12,730.20
 04/30/04       14,914.15               04/30/04            9,136.21               04/30/04            12,567.25
 05/31/04       15,126.37               05/31/04            9,261.58               05/31/04            12,563.48
 06/30/04       15,463.57               06/30/04            9,441.67               06/30/04            12,714.24
 07/31/04       14,920.16               07/31/04            9,129.18               07/31/04            12,433.26
 08/31/04       14,825.65               08/31/04            9,166.11               08/31/04            12,346.22
 09/30/04       15,224.55               09/30/04            9,265.39               09/30/04            12,617.84
 10/31/04       15,295.58               10/31/04            9,406.94               10/31/04            12,747.81
 11/30/04       16,207.16               11/30/04            9,787.55               11/30/04            13,157.01
 12/31/04       16,599.70               12/31/04           10,120.61               12/31/04            13,496.46
 01/31/05       16,172.24               01/31/05            9,873.92               01/31/05            13,229.23
 02/28/05       16,528.45               02/28/05           10,081.71               02/28/05            13,316.54
 03/31/05       16,338.47               03/31/05            9,903.18               03/31/05            12,978.30
 04/30/05       15,596.28               04/30/05            9,715.37               04/30/05            12,627.89
 05/31/05       16,181.89               05/31/05           10,024.49               05/31/05            12,591.27
 06/30/05       16,519.79               06/30/05           10,038.72               06/30/05            13,169.21
 07/31/05       16,975.01               07/31/05           10,412.05               07/31/05            13,494.49
 08/31/05       17,142.73               08/31/05           10,317.05               08/31/05            13,683.41
 09/30/05       17,540.84               09/30/05           10,400.61               09/30/05            13,796.98
 10/31/05       17,180.66               10/31/05           10,227.22               10/31/05            13,612.10
 11/30/05       17,522.03               11/30/05           10,614.04               11/30/05            13,839.42
 12/31/05       17,786.34               12/31/05           10,617.68               12/31/05            13,972.28
 01/31/06       18,693.43               01/31/06           10,898.86               01/31/06            14,197.24
 02/28/06       18,436.01               02/28/06           10,928.44               02/28/06            14,302.30
 03/31/06       18,840.53               03/31/06           11,064.47               03/31/06            14,548.30
 04/30/06       18,912.61               04/30/06           11,213.04               04/30/06            14,754.88
 05/31/06       18,089.26               05/31/06           11,064.47               05/31/06            14,396.34
 06/30/06       18,038.43               06/30/06           10,905.08               06/30/06            14,377.62

-----------
* Index data shown is from 5/31/99, since comparative index data shown is available only for full monthly periods.

ASSET ALLOCATION
AS OF 6/30/06

Convertible                       49.6%
Common Stocks                     42.0%
Convertible Preferred              6.3%
Short-Term Investments, Net        2.0%

Portfolio asset allocation is based on net assets.

SECTOR ALLOCATION AS OF 6/30/06


Information Technology         23.2%
Financials                     16.1%
Health Care                    13.8%
Industrials                    13.6%
Consumer Discretionary         13.5%
Energy                         10.2%
Telecommunication Services      3.3%
Materials                       2.7%
Consumer Staples                1.5%

Sector allocations are based on net assets (excluding security lending collateral and short-term investments) and may vary over time.

4  Growth and Income Portfolio
   SEMIANNUAL REPORT Performance and Portfolio Information

Expense Overview

As a contract owner, you incur certain costs. Because the Portfolio is a funding vehicle for policies and eligible plans, you may also incur sales charges and other fees related to policies and eligible plans. Costs you will incur, not including those described above, are:

Transaction costs and ongoing costs, including management fees, and other fund expenses, such as audit, legal and custodian fees.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006. It is intended to help you understand the ongoing cost associated with investing in the Portfolio.

There are two parts to the Portfolio's chart:

ACTUAL--In this part of the table, you'll see the actual expenses you would have on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This table can help you estimate your own expenses. For example, if you invested $8,600 in the Portfolio, simply divide $8,600 by $1,000, then multiply that result by the figure in the "Actual Expenses per $1,000" row. (In this example, you would multiply 8.6 by the figure).

HYPOTHETICAL--In this part of the table, you'll see the hypothetical expenses you would have paid on a $1,000 investment from January 1, 2006 through June 30, 2006, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you'll see in the chart. Note that this table will not help you determine your own expenses, but will help you compare expenses of the Portfolio to the expenses of other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees or costs associated with the policies on eligible plans through which the Portfolio is held. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, January 1, 2006, and held through June 30, 2006.

ACTUAL EXPENSES PER $1,000*                       $    5.99
ENDING VALUE                                      $1,014.20
HYPOTHETICAL EXPENSES PER $1,000*                 $    6.01
ENDING VALUE                                      $1,018.84
ANNUALIZED EXPENSE RATIO                               1.20%

----------
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365.

                                                   Growth and Income Portfolio
                                            Expense Overview SEMIANNUAL REPORT 5

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                        PRINCIPAL
 AMOUNT                                               VALUE       AMOUNT                                           VALUE
---------                                         -------------  ----------                                     -------------
CONVERTIBLE BONDS (49.6%)                                        $  275,000   Emdeon Corp.(caret)
               CONSUMER DISCRETIONARY (5.5%)                                  1.750%, 06/15/23                  $     266,406
$ 135,000      Caesars Entertainment, Inc.++                        200,000   Gilead Sciences, Inc.*(caret)
               4.600%, 04/15/24                   $     170,464               0.500%, 05/01/11                        192,500
  340,000      Carnival Corp.                                       150,000   Greatbatch, Inc.(caret)
               0.000%, 10/24/21                         243,525               2.250%, 06/15/13                        131,250
  400,000      International Game Technology                        150,000   Henry Schein, Inc.
               0.000%, 01/29/33                         323,000               3.000%, 08/15/34                        177,375
   85,000      Lamar Advertising Company                            500,000   Medtronic, Inc.
               2.875%, 12/31/10                         100,194               1.250%, 09/15/21                        498,125
  740,000      Liberty Media Corp. (Time Warner)3                   180,000   Omnicare, Inc.
               0.750%, 03/30/23                         789,025               3.250%, 12/15/35                        164,025
  320,000      Walt Disney Company                                            Teva Pharmaceutical Industries,
               2.125%, 04/15/23                                               Ltd.(caret)
                                                        354,000     230,000   0.250%, 02/01/24                        239,200
                                                                    150,000   0.500%, 02/01/24                        153,375
                                                  -------------               Wyeth++
                                                      1,980,208     160,000   4.240%, 01/15/24                        167,360
                                                  -------------                                                 -------------
               ENERGY (7.0%)                                                                                        2,765,604
               Grey Wolf, Inc.                                                                                  -------------
  140,000      3.750%, 05/07/23                         181,475
   50,000      4.480%, 04/01/24++                        71,475               INDUSTRIALS (5.5%)
  300,000      Halliburton Company                                   40,000   AGCO Corp.
               3.125%, 07/15/23                         603,000               1.750%, 12/31/33                         52,400
  165,000      Helix Energy Solutions Group*                        230,000   Armor Holdings, Inc.
               3.250%, 12/15/25                         246,056               2.000%, 11/01/24                        274,850
  340,000      Nabors Industries, Inc.                              200,000   CSX Corp.
               0.000%, 06/15/23                         374,000               0.000%, 10/30/21                        252,500
  225,000      Schlumberger, Ltd.(caret)                            180,000   FTI Consulting, Inc.*
               2.125%, 06/01/23                         379,406               3.750%, 07/15/12                        201,150
  125,000      Veritas DGC, Inc.*++                                 445,000   L-3 Communications Holdings*(caret)
               4.160%, 03/15/24                         281,763               3.000%, 08/01/35                        436,100
  325,000      Wachovia Corp. (Halliburton,                         335,000   Lockheed Martin Corp.++
               Nabors Industries, Amerada Hess)--                             4.500%, 08/15/33                        382,423
               0.250%, 12/15/10                         343,687     430,000   Roper Industries, Inc.
                                                      ---------
                                                      2,480,862               1.480%, 01/15/34                        263,375
                                                      ---------
                                                                    100,000   Trinity Industries, Inc.
                                                                              3.875%, 06/01/36                        101,500
               FINANCIALS (8.0%)                                                                                -------------
  330,000      Bank of America Corp. (NASDAQ 100)--                                                                 1,964,298
                                                                                                                -------------
               0.250%, 01/26/10                         329,175

  300,000      Deutsche Bank, LUX (USA                                        INFORMATION TECHNOLOGY (10.4%)
               Interactive)*++3
               4.880%, 05/01/12                         345,150     185,000   ADC Telecommunications, Inc.(caret)
               HCC Insurance Holdings, Inc.                                   1.000%, 06/15/08                        174,825
   75,000      1.300%, 04/01/23                          98,250     120,000   Amkor Technology, Inc.
   70,000      2.000%, 09/01/21                          97,562                2.500%, 05/15/11                       111,150
  420,000      Host Marriott Corp.*
                                                                    200,000   BearingPoint, Inc.*
               3.250%, 04/15/24                         558,600
                                                                              2.500%, 12/15/24                        194,500
  910,000      Merrill Lynch & Company, Inc.
                                                                    200,000   Ciena Corp.(caret)
               0.000%, 03/13/32                         996,450
                                                                              0.250%, 05/01/13                        200,250
  450,000      Travelers Property Casualty Corp.
                                                        441,360     265,000   CommScope, Inc.(caret)
                                                      ---------
               4.500%, 04/15/32
                                                                              1.000%, 03/15/24                        394,850
                                                      2,866,547     110,000   CSG Systems International, Inc.*
                                                      ---------
               HEALTH CARE (7.8%)                                             2.500%, 06/15/24                        116,600
780,000        Amgen, Inc.(caret)                                   140,000   DST Systems, Inc.
               0.000%, 03/01/32                         577,200               4.125%, 08/15/23                        185,850
190,000        Cytyc Corp.*                                         175,000   Electronics For Imaging, Inc.
               2.250%, 03/15/24                         198,788               1.500%, 06/01/23                        171,500


               See accompanying Notes to Schedule of Investments.

6 Growth and Income Portfolio
  SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                VALUE
---------                                         -------------
                Euronet Worldwide, Inc.*
$ 200,000       1.625%, 12/15/24                  $     251,750
   75,000       3.500%, 10/15/25                         89,156
  150,000       Informatica Corp.*(caret)
                3.000%, 03/15/26                        147,938
   80,000       LSI Logic Corp.
                4.000%, 05/15/10                         81,700
   50,000       M-Systems Flash Disk Pioneers,
                 Ltd.* 1.000%, 03/15/35                  58,813
  130,000       Mentor Graphics Corp.*(caret)
                 6.250%, 03/01/26                       142,350
  280,000       ON Semiconductor Corp.
                 0.000%, 04/15/24                       237,300
  165,000       Openwave Systems, Inc.(caret)
                 2.750%, 09/09/08                       167,269
                Powerwave Technologies, Inc.
  210,000       1.875%, 11/15/24                        219,975
    7,000       1.250%, 07/15/08                          7,359
  170,000       Red Hat, Inc.(caret)
                 0.500%, 01/15/24                       185,087
  225,000       RF Micro Devices, Inc.
                1.500%, 07/01/10                        223,875
  365,000       Sybase, Inc.*
                1.750%, 02/22/25                        353,137
                                                  -------------
                                                      3,715,234
                                                  -------------

                MATERIALS (2.1%)
  300,000       Anglo American, PLC
                3.375%, 04/17/07                        537,000
  115,000       Freeport-McMoRan Copper & Gold,
                Inc.(caret) 7.000%, 02/11/11            209,300
                                                  -------------
                                                        746,300
                                                  -------------

                TELECOMMUNICATION SERVICES (3.3%)
  425,000       NII Holdings, Inc.*
                2.750%, 08/15/25                        565,250
  260,000       Qwest Communications International
                Inc. 3.500%, 11/15/25                   395,200
  200,000       Time Warner Telecom, Inc.
                2.375%, 04/01/26                        207,750
                                                  -------------
                                                      1,168,200
                                                  -------------
                TOTAL CONVERTIBLE BONDS
                (Cost $16,299,200)                   17,687,253
                                                  -------------

NUMBER OF
 SHARES                                              VALUE
 ------                                           -------------
CONVERTIBLE PREFERRED STOCKS (6.3%)
                ENERGY (2.6%)
      500       Chesapeake Energy Corp.*
                5.000%                                 66,312
    2,000       Hess Corp.
                7.000%                                265,400
    4,600       Valero Energy Corp.
                2.000%                                607,775
                                                  -----------
                                                      939,487
                                                  -----------

              FINANCIALS (3.7%)
   12,200     E*TRADE FINANCIAL, Corp.
              6.125%                              $   365,268
      160     Fortis, NV
              (Assurant)*
              7.750%                                  207,645
    2,400     Hartford Financial Services
              Group, Inc.
              6.000%                                  178,536
    6,200     MetLife, Inc.
              6.375%                                  170,934
    3,400     Morgan Stanley Group Inc.
              5.875%                                  135,354
    4,400     Washington Mutual, Inc.
              5.375%                                  249,920

                                                  -----------
                                                    1,307,657
                                                  -----------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $1,517,777)                     2,247,144
                                                  -----------
COMMON STOCKS (42.0%)
              CONSUMER DISCRETIONARY (8.0%)
    2,000     Garmin, Ltd.(caret)                     210,880
    6,800     Harley-Davidson Inc.                    373,252
   16,500     Home Depot, Inc.                        590,535
    6,000     International Game Technology           227,640
    2,800     ITT Educational Services, Inc.#(caret)  184,268
   18,000     News Corp., Ltd.(caret)                 363,240
   12,620     Starbucks Corp.#(caret)                 476,531
    1,229     Starwood Hotels & Resorts                74,158
              Worldwide, Inc.
    1,100     Tiffany & Company                        36,322
    6,000     Toll Brothers, Inc.#(caret)             153,420
    6,000     Walt Disney Company                     180,000
                                                  -----------
                                                    2,870,246
                                                  -----------

              CONSUMER STAPLES (1.5%)
    9,000     PepsiCo, Inc.                           540,360
                                                  -----------
              ENERGY (0.6%)
    4,700     Anadarko Petroleum Corp.                224,143
              Financials (4.4%)
                                                  -----------
    4,400     Ambac Financial Group, Inc.             356,840

    3,200     Goldman Sachs Group,Inc.                481,376
    8,000     Manulife Financial Corp.(caret)         254,160
   10,500      Washington Mutual, Inc.                478,590
                                                  -----------
                                                    1,570,966
                                                  -----------

              HEALTH CARE (6.0%)
    5,000     Forest Laboratories, Inc.#              193,450
    3,700     Gilead Sciences, Inc.#                  218,892
   24,000     King Pharmaceuticals, Inc.#             408,000
    5,600     McKesson Corp.                          264,768
   18,500     Pfizer, Inc.                            434,195
   17,000     Thermo Electron, Corp.#                 616,080
                                                  -----------
                                                    2,135,385
                                                  -----------

               See accompanying Notes to Schedule of Investments.

                                                     Growth and Income Portfolio
                                     Schedule of Investments SEMIANNUAL REPORT 7

Schedule of Investments

JUNE 30, 2006 (UNAUDITED)


NUMBER OF
 SHARES                                               VALUE
----------                                         ------------
               INDUSTRIALS (8.1%)
    6,000      Boeing Company                      $    491,460
    4,500      Burlington Northern Santa Fe Corp.       356,625
    8,000      Dover Corp.                              395,440
    9,000      Illinois Tool Works, Inc.                427,500
    3,400      L-3 Communications Holdings              256,428
    2,400      Lockheed Martin Corp.                    172,176
    5,500      Manpower Inc.                            355,300
    6,000      Raytheon Company                         267,420
    6,000      Tyco International, Ltd.                 165,000
                                                   ------------
                                                      2,887,349
                                                   ------------

               INFORMATION TECHNOLOGY (12.8%)
   15,000      BEA Systems, Inc#(caret)                 196,350
    3,000      Cognizant Technology Solutions Corp.#    202,110
   14,500      Dell, Inc.#(caret)                       353,945
    8,000      eBay, Inc.#                              234,320
   17,500      Electronic Data Systems Corp.            421,050
   10,200      Infosys Technologies, Ltd.               779,382
    9,700      LSI Logic Corp.#                         86,815
   28,000      Microsoft Corp.                          652,400
   12,716      Motorola, Inc.                           256,228
   32,000      Nokia Corp.                              648,320
   22,500      NVIDIA Corp.#                            479,025
   18,000      Tellabs, Inc.#(caret)                    239,580
                                                   ------------
                                                      4,549,525
                                                   ------------

               MATERIALS (0.6%)
    2,400      Martin Marietta Materials, Inc.          218,760
                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $13,456,244)                    14,996,734
                                                   ------------

PRINCIPAL
 AMOUNT                                                 VALUE
---------                                          ------------
SHORT-TERM INVESTMENT (2.0%)
               COMMERCIAL PAPER (2.0%)
$ 710,000      Citigroup, Inc.
               5.220%, 07/03/06
               (Cost $709,794)                          709,794

NUMBER OF
 SHARES                                                 VALUE
---------                                          ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN (17.5%)
6,251,510      Bank of New York Institutional Cash
               Reserve Fund current rate 5.298%
               (Cost $6,251,510)                   $  6,251,510
                                                   ------------
 TOTAL INVESTMENTS (117.4%)
 (Cost $38,234,525)                                  41,892,435
                                                   ============
PAYABLE UPON RETURN OF SECURITIES LOANED (-17.5%)    (6,251,510)
                                                   ------------
OTHER ASSETS, LESS LIABILITIES (0.1%)                    39,049
                                                   ------------
NET ASSETS (100.0%)                                $ 35,679,974
                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

-----------
-- Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

* Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At June 30, 2006, the market value of 144A securities that could not be exchanged to the registered form is $1,498,395 or 4.2% of net assets.

#  Non-income producing security.

(caret)  Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at June
   30, 2006.

                See accompanying Notes to Financial Statements.

8 Growth and Income Portfolio
  SEMIANNUAL REPORT Schedule of Investments

Statement of Assets and Liabilities

JUNE 30, 2006 (UNAUDITED)
-------------------------
ASSETS
Investments, at value* (cost $38,234,525)                $ 41,892,435
Cash with custodian (interest bearing)                            812
Receivables:
     Accrued interest and dividends                            82,804
     Investments sold                                         172,090
     Fund shares sold                                           3,781
Prepaid expenses                                               11,160
Other assets                                                   25,293
                                                         ------------
     Total assets                                          42,188,375
                                                         ------------
LIABILITIES AND NET ASSETS
Payables:
     Cash collateral for securities loaned                  6,251,510
     Investments purchased                                    168,681
     Fund shares redeemed                                      10,321
     Affiliates:
        Investment advisory fees                               21,649
        Deferred compensation to Trustees                      25,293
        Financial accounting fees                                 333
        Trustees fees and officer compensation                    357
     Other accounts payable and accrued liabilities            30,257
                                                         ------------
     Total liabilities                                      6,508,401
                                                         ------------
     NET ASSETS                                          $ 35,679,974
                                                         ============

ANALYSIS OF NET ASSETS
Paid in capital                                          $ 29,590,365
Undistributed net investment income (loss)                   (282,110)
Accumulated net realized gain (loss) on investments         2,713,809
Unrealized appreciation (depreciation) of investments       3,657,910
                                                         ------------
     NET ASSETS                                          $ 35,679,974
                                                         ============
Shares outstanding                                          2,435,708
Net asset value and redemption price per share           $      14.65

-----------
* Including securities on loan with a value of $6,073,878.

                See accompanying Notes to Financial Statements.

                                                   Growth and Income Portfolio
                         Statement of Assets and Liabilities SEMIANNUAL REPORT 9

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Interest                                                                        $   271,817
Dividends*                                                                          124,997
Securities lending income                                                             3,222
                                                                                -----------
       Total investment income*                                                     400,036
                                                                                -----------
EXPENSES
Investment advisory fees                                                            137,378
Financial accounting fees                                                             2,070
Audit and legal fees                                                                 51,760
Custodian fees                                                                        7,851
Accounting fees                                                                       2,621
Printing and mailing fees                                                             1,438
Transfer agent fees                                                                     705
Registration fees                                                                        90
Trustees' fees and officer compensation                                               7,401
Other                                                                                 9,027
                                                                                -----------
       Total expenses                                                               220,341
                                                                                -----------
       NET INVESTMENT INCOME (LOSS)                                                 179,695
                                                                                ===========
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) FROM:
    Investments                                                                   1,273,831
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
    Investments                                                                    (942,209)
                                                                                -----------
       NET GAIN (LOSS) ON INVESTMENTS                                               331,622
                                                                                ===========
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              511,317
                                                                                ===========

---------------
*     Net of foreign taxes withheld of $2,171.

                 See accompanying Notes to Financial Statements.

   Growth and Income Portfolio
10 SEMIANNUAL REPORT Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six
                                                                              Months Ended      Year Ended
                                                                              June 30, 2006     December 31,
                                                                               (unaudited)          2005
                                                                              -------------     ------------
OPERATIONS
Net investment income (loss)                                                  $    179,695      $    259,172
Net realized gain (loss) from investments                                        1,273,831         2,443,879
Change in net unrealized appreciation/depreciation on investments                 (942,209)         (254,894)
                                                                              ------------      ------------
Net increase (decrease) in net assets resulting from operations                    511,317         2,448,157
                                                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                             (164,263)         (809,300)
Net realized gains                                                                      --          (303,544)
                                                                              ------------      ------------
       Total distributions                                                        (164,263)       (1,112,844)
                                                                              ------------      ------------
CAPITAL SHARE TRANSACTIONS
Issued                                                                           1,948,028         3,356,213
Issued in reinvestment of distributions                                            164,263         1,112,844
Redeemed                                                                        (2,575,680)       (3,727,379)
                                                                              ------------      ------------
    Net increase (decrease) in net assets from capital share transactions         (463,389)          741,678
                                                                              ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (116,335)        2,076,991
                                                                              ============      ============
NET ASSETS
Beginning of period                                                             35,796,309        33,719,318
                                                                              ============      ============
End of period                                                                 $ 35,679,974      $ 35,796,309
                                                                              ============      ============
Undistributed net investment income (loss)                                    $   (282,110)     $   (297,542)
CAPITAL SHARE TRANSACTIONS
Shares issued                                                                      130,582           242,420
Shares issued in reinvestment of distributions                                      10,994            77,821
Shares redeemed                                                                   (172,654)         (265,348)
                                                                              ------------      ------------
Net increase (decrease) in capital shares outstanding                              (31,078)           54,893
                                                                              ------------      ------------

                 See accompanying Notes to Financial Statements.

                                                  Growth and Income Portfolio
                         Statement of Changes in Net Assets SEMIANNUAL REPORT 11

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. Calamos Advisors Trust, a Massachusetts business trust organized on February 17, 1999 (the "Trust"), and registered under the Investment Company Act of 1940 (the "1940" Act") consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"). The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.

PORTFOLIO VALUATION. Calamos Advisors values the Portfolio's portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Portfolio determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Portfolio determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time as of which the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and OTC markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Portfolio also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

   Growth and Income Portfolio
12 SEMIANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and distribute to shareholders substantially all of its taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which

                                                  Growth and Income Portfolio
                              Notes to Financial Statements SEMIANNUAL REPORT 13

Notes to Financial Statements

may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for contingent payment debt instruments and methods of amortizing and accreting fixed income securities. Financial records are not adjusted for temporary differences.

INDEMNIFICATIONS. Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities incurred by them by reason of having been an officer or trustee of the Portfolio. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Portfolio pays an annual fee, payable monthly, equal to 0.75% of the average daily net assets of the Portfolio.

Pursuant to a financial accounting services agreement, Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation "combined assets" means the total average daily net assets of Calamos Investment Trust, Calamos Advisors Trust, and the average weekly managed net assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund and Calamos Global Total Return Fund). "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Portfolio pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on the Portfolio's relative portion of combined assets.

The Trust reimburses the advisor for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of "Trustees fees and officer compensation" expenses on the Statement of Operations.

Pursuant to an agreement with US Bancorp Fund Services, LLC, the Portfolio's transfer agent ("US Bancorp"), Calamos Financial Services LLC, ("CFS") provides certain shareholder administrative services to US Bancorp. CFS receives from US Bancorp an annual fee of $175,000, paid in monthly installments, for providing of these services. Also, US Bancorp pays license fees to unaffiliated third parties for CFS' utilization of certain transfer agent and phone systems in the providing the shareholder administrative services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Portfolio has not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp and the transfer agency fees payable by the Portfolio to US Bancorp have not increased as a result thereof.

Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Trust, except for the Chief Compliance Officer as described above.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred

   Growth and Income Portfolio
14 SEMIANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

compensation of $25,293 is included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2006. The Portfolio's obligation to make payments under the Plan is a general obligation of the Portfolio and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at June 30, 2006.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations, for the six months ended June 30, 2006 were as follows:

Purchases                       $ 11,431,844
Proceeds from sales               12,335,296

The following information is presented on an income tax basis as of June 30, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at June 30, 2006 was as follows:

Cost basis of investments                       $ 38,600,038
                                                ------------
Gross unrealized appreciation                      3,915,677
Gross unrealized depreciation                       (623,280)
                                                ------------
Net unrealized appreciation (depreciation)      $  3,292,397
                                                ============

NOTE 4 - DISTRIBUTIONS AND TAX INFORMATION

In order to present undistributed net investment income and accumulated net realized capital gains (losses) on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain (loss) on investments.

As of December 31, 2005, the Portfolio recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                             $   2,500
Undistributed net investment income (loss)                    195,553
Accumulated net realized gain (loss) on investments and
    foreign currency transactions                            (198,053)

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Undistributed ordinary income            $     27,385
Undistributed capital gains                 1,319,811
                                         ------------
Total undistributed earnings                1,347,196
                                         ------------
Accumulated capital and other losses               --
Net unrealized gains/(losses)               4,418,542
                                         ------------
Total accumulated earnings/(losses)         5,765,738
Other                                         (23,183)
Paid-in capital                            30,053,754
                                         ------------
                                         $ 35,796,309
                                         ============

                                                  Growth and Income Portfolio
                              Notes to Financial Statements SEMIANNUAL REPORT 15

Notes to Financial Statements

Distributions during the fiscal years ended December 31, 2005 and December 31, 2004 were characterized for income tax purposes as follows:

                                          2005            2004
                                        ---------       ---------
Distributions paid from:
Ordinary Income                         $ 809,300       $ 357,077
Long-Term Capital Gains                   303,544              --

The Portfolio intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the year ended December 31, 2005, the Portfolio utilized $612,957 of capital losses.

As of December 31, 2005, the Portfolio did not have a net tax basis capital loss carryforward.

NOTE 5 - SECURITIES LENDING

For the six months ended June 30, 2006, the Portfolio loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors and the security lending agent will monitor the creditworthiness of the firms to which the Portfolio lends securities. At June 30, 2006, the Portfolio had securities valued at $6,073,878 that were on loan to broker-dealers and banks and $6,251,510 in cash collateral.

   Growth and Income Portfolio
16 SEMIANNUAL REPORT Notes to Financial Statements

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                 Six Months
                                                                   Ended
                                                                  June 30,
                                                                 (unaudited)            For the Year Ended December 31,
                                                                 -------------------------------------------------------------------
                                                                    2006        2005       2004       2003       2002        2001
                                                                 -----------  ---------  ---------  ---------  ----------  ---------
Net asset value, beginning of period                               $ 14.51    $  13.98   $  12.74   $  10.46   $  11.29    $ 12.30
Income from investment operations:
    Net investment income (loss)                                      0.08        0.11       0.13       0.34       0.43       0.38
    Net realized and unrealized gain (loss) from
       investments and foreign currency transactions                  0.13        0.87       1.27       2.32      (0.89)     (0.99)
           Total from investment operations                           0.21        0.98       1.40       2.66      (0.46)     (0.61)
Distributions:
    Dividends from net investment income                             (0.07)      (0.33)     (0.16)     (0.38)     (0.37)     (0.40)
    Dividends from net realized gains                                   --       (0.12)        --         --         --         --
           Total distributions                                       (0.07)      (0.45)     (0.16)     (0.38)     (0.37)     (0.40)
Net asset value, end of period                                     $ 14.65    $  14.51   $  13.98   $  12.74   $  10.46    $ 11.29
Total Return (a)                                                      1.42%       7.15%     11.10%     25.76%     (4.10%)    (4.87%)
Ratios and supplemental data:
    Net assets, end of period (000)                                $35,680    $ 35,796   $ 33,719   $ 22,368   $ 15,863    $15,104
    Ratio of net expenses to average net assets                       1.20%*      1.27%      1.31%      1.47%      1.00%      1.00%
    Ratio of net investment income (loss) to average net assets       0.98%*      0.76%      1.16%      3.11%      3.98%      3.41%
    Ratio of gross expenses to average net assets prior to
       waiver of expenses by the Advisor                              1.20%*      1.27%      1.31%      1.59%      1.78%      1.28%
Portfolio turnover rate                                              30.92%      69.69%     79.53%     68.46%     42.88%     57.57%

---------------
(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of fund shares.

*     Annualized

                                                  Growth and Income Portfolio
                                       Financial Highlights SEMIANNUAL REPORT 17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Calamos Advisors Trust

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Advisors Trust (comprised solely of the Calamos Growth and Income Portfolio) (the "Trust") as of June 30, 2006, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets and the financial highlights for the year ended December 31, 2005; and in our report dated February 14, 2006, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

(DELOITTE & TOUCHE LLP)
--------------------------------
Chicago, Illinois
August 4, 2006

   Growth and Income Portfolio
18 SEMIANNUAL REPORT Report of Independent Registered Public Accounting Firm

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

On November 1, 2005, the Trust's audit committee approved the dismissal of Ernst & Young LLP (E&Y) as independent registered public accounting firm and engaged Deloitte & Touche LLP (Deloitte) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended December 31, 2005. During the Trust's fiscal year ended December 31, 2004 and through November 1, 2005, neither the Trust nor anyone on its behalf consulted with Deloitte on items that (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement or reportable events.

The report of E&Y on the Trust's financial statements for the fiscal year ended December 31, 2004 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal year ended December 31, 2004 and through November 1, 2005, there were no (i) disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, or (ii) reportable events.

                                                  Growth and Income Portfolio
    Change in Independent Registered Public Accounting Firm SEMIANNUAL REPORT 19

TRUSTEE APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees of Calamos Advisors Trust oversees the Portfolio's management, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager and administrator for the Trust and the Portfolio.

In connection with their most recent consideration of that agreement, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel and discussed with Calamos Advisors' representatives the operations and the nature and quality of the advisory and other services provided by Calamos Advisors to the Portfolio. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustee's responsibilities in evaluating the management agreement. In the course of their consideration of the agreement the Independent Trustees were advised by their counsel, and in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on June 29, 2006, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Portfolio and Calamos Advisors were fair and reasonable in light of the nature and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved continuation of the management agreement through August 1, 2007, subject to earlier termination as provided in the agreement.

In considering the management agreement's continuation, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES. The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to the Portfolio, taking into account the Portfolio's investment objective and strategy and the Trustees' knowledge gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who provide investment management services to the Portfolio. The Trustees also considered other services provided to the Portfolio by Calamos Advisors, such as managing the execution of Portfolio transactions and the selection of broker-dealers for those transactions, serving as the Portfolio's administrator, monitoring adherence to the Portfolio's investment restrictions, creating shareholder reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Portfolio policies and procedures and with applicable securities laws and regulations. The Trustees also noted that to date Calamos Advisors had not encountered any significant compliance issues with respect to its management of the Portfolio.

   Growth and Income Portfolio
20 SEMIANNUAL REPORT Trustee Approval of Management Agreement

                                        Trustee Approval of Management Agreement

The Trustees concluded that the nature and extent of the services provided by Calamos Advisors to the Portfolio were appropriate and consistent with the terms of the management agreement, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Portfolio was likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Portfolio effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.

PERFORMANCE OF THE PORTFOLIO. The Trustees considered the performance results for the Portfolio over various time periods and comparative information for comparable funds and peer groups identified by Lipper Inc., an independent provider of investment company data, and for the Portfolio's benchmarks. The Trustees concluded that although past performance is not necessarily indicative of future results, the Portfolio's strong performance record in all time periods that were reviewed was an important factor in the Trustees' evaluation of the quality of services provided by Calamos Advisors under the management agreement.

COSTS OF SERVICES AND PROFITS REALIZED BY CALAMOS ADVISORS. The Trustees examined information regarding the Portfolio's fees and expenses in comparison to information for comparable funds as provided by Lipper. The Trustees noted that the contractual rates of management fees and the actual management fees were greater than the median management fees of its respective Lipper peer groups. They also considered that the Portfolio's overall expense ratio was higher than the median expense ratios of its peer group members. The Trustees noted that the Portfolio's relatively small asset size contributed to its higher expense ratio.

The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the very competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees reviewed information on the profitability of Calamos Advisors in serving as the Portfolio's investment adviser and the profitability of Calamos Advisors and its affiliates in all of their relationships with the Portfolio, as well as an explanation of the methodology utilized in allocating various expenses among the Portfolio and Calamos Advisors' other business units. The Trustees also reviewed the annual report of Calamos Advisors' parent company and discussed its corporate structure. In their review, the Trustees considered whether Calamos Advisors receives adequate incentives to manage the Portfolio effectively. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the particular manager's organizational structure, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that Calamos Advisor's profitability with respect to the Portfolio in relation to the services rendered was not unreasonable.

                                                  Growth and Income Portfolio
                   Trustee Approval of Management Agreement SEMIANNUAL REPORT 21

Trustee Approval of Management Agreement

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances the rates of its sub-advisory fees and its institutional separate account fees for various investment strategies are lower than the management fees charged to the Portfolio, the Trustees noted that Calamos Advisors performs significant additional services for the Portfolio that it does not provide to those other clients, including administrative services, oversight of the Portfolio's other service providers, trustee support, regulatory compliance and numerous other services. Finally, the Trustees considered Calamos Advisor's financial condition, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by the Portfolio to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the Portfolio's performance record and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Portfolio's overall expense ratio was also reasonable.

ECONOMIES OF SCALE. The Trustees received and discussed information concerning whether Calamos Advisors realizes economies of scale as the Portfolio's assets increase. The Trustees concluded that the fee schedule for the Portfolio represents an appropriate sharing of economies of scale at current asset levels.

OTHER BENEFITS TO CALAMOS ADVISORS. The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Portfolio. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to the management agreement and the fees payable by the Portfolio therefor, the Portfolio and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees also considered Calamos Advisors' use of commissions to be paid by the Portfolio on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Portfolio and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Portfolio. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Portfolio's transactions, the Portfolio also benefits from the receipt of research products and services to be acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Portfolio's success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Portfolio.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement was in the best interest of the Portfolio and its shareholders.

   Growth and Income Portfolio
22 SEMIANNUAL REPORT Trustee Approval of Management Agreement

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

                           [CALAMOS INVESTMENTS LOGO]

     Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-2787 |
                         800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Advisors LLC, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563, or by visiting the SEC website at http://www.sec.gov. The Portfolio's proxy voting record for the twelve month period ended June 30, 2006, is also available free of charge upon request by calling or writing Calamos Advisors LLC and by visiting the SEC website at http://www.sec.gov.The Portfolio files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Advisors LLC or by visiting the SEC website. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-732-0330.

CALAMOS ADVISORS TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the contract owners of the Portfolio. The report is not authorized for distribution to prospective contract owners in the Portfolio unless it is accompanied by a currently effective prospectus of the Portfolio. Portfolio holdings as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies that invest in the Portfolio.

              (C) 2006 Calamos Holdings LLC. All Rights Reserved.
      Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.
                                                                KCLSAN 2146 2006

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By: /s/ John P. Calamos, Sr.
    ------------------------------

Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  August 15, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By: /s/ John P. Calamos, Sr.
    -------------------------------

Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  August 15, 2006

By: /s/ Patrick H. Dudasik
    --------------------------------

Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  August 15, 2006